Property, Plant and Equipment - Disclosure of Detailed Information About Movements in Carrying Amounts of Property, Plant and Equipment (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Statement Line Items [Line Items]
Balance at the beginning of the period	$ 3,037	$ 3,763
Additions	1,498	1,294
Disposals	(137)	(352)
Depreciation expense	(1,098)	(1,338)
Reclassification		50
Impairment loss	(341)	(491)	$ (281)
Adjustment to make good asset		14
Foreign exchange movements	18	97
Balance at the end of the period	2,977	3,037	3,763
Leasehold Improvements [Member]
Statement Line Items [Line Items]
Balance at the beginning of the period	1,766	3,264
Additions	23	191
Disposals	(131)	(28)
Depreciation expense	(640)	(461)
Reclassification		(1,070)
Impairment loss	(341)	(213)
Adjustment to make good asset		14
Foreign exchange movements	23	69
Balance at the end of the period	700	1,766	3,264
Plant, Furniture, Fittings and Motor Vehicles [Member]
Statement Line Items [Line Items]
Balance at the beginning of the period	1,271	499
Additions	1,475	1,103
Disposals	(6)	(324)
Depreciation expense	(458)	(877)
Reclassification		1,120
Impairment loss		(278)
Adjustment to make good asset
Foreign exchange movements	(5)	28
Balance at the end of the period	$ 2,277	$ 1,271	$ 499